Combined Balance Sheets - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Cash		$ 2,581,086	$ 142,401
Accounts receivable		21,313,735	14,545,921
Deferred offering costs		817,871
Prepaid expenses and other receivables		41,966
Total current assets		24,754,658	14,688,322
Intangible assets, net		2,425,694	4,083,333
Total non-current asset		2,425,694	4,083,333
Total assets		27,180,352	18,771,655
Accounts payable		284,067	10,158,729
Income tax payable		2,724,998	1,123,065
Convertible promissory notes		4,889,074
Accrued expenses and other liabilities		5,263,239	1,212,985
Total current liabilities		14,127,154	13,087,576
Total liabilities		14,127,154	13,087,576
Commitments and contingencies
Ordinary shares (US$1 par value per share; 50,000 authorized as of June 30, 2024, and 2023; 156 issued and outstanding as of June 30, 2024 and 2023, respectively)*	[1]	156	156
Additional paid-in capital		7,556	7,556
Subscription receivables		(156)	(156)
Retained earnings		13,045,642	5,676,523
Shareholders’ equity		13,053,198	5,684,079
Total liabilities and shareholders’ equity		27,180,352	18,771,655
Related Party
Amount due to related parties		$ 965,776	$ 592,797

[1]	The shares and per share information are presented on a retroactive basis to reflect the shares reorganization (Note 10).